CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 12, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 29, 2020 shares	Dec. 10, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 24, 2019 shares	Oct. 15, 2019 $ / shares shares	Dec. 31, 2018 shares	Aug. 09, 2018 $ / shares shares	Jun. 14, 2018 $ / shares shares	Sep. 26, 2017 $ / shares shares	Jul. 25, 2017 $ / shares shares
Salary and welfare payable	¥ 120,444	$ 18,900		¥ 72,436
Tax payable	10,195	1,600		7,134
Accruals and other current liabilities	¥ 238,510	$ 37,427		¥ 219,210
Ordinary shares par value | $ / shares		$ 0.0001			$ 0.0001
Ordinary shares authorized	0	0		609,026,779
Ordinary shares issued	0	0		120,540,220
Ordinary shares outstanding	0	0		73,973,970
Treasury shares	9,365,006	9,365,006		46,566,250
Variable Interest Entities
Salary and welfare payable | ¥	¥ 1,745			¥ 6,191
Tax payable | ¥	7,548			6,496
Accruals and other current liabilities | ¥	¥ 1,240			¥ 4,125
Series Seed Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001										$ 0.06275
Temporary equity, shares authorized	0	0		77,884,154
Temporary equity, shares issued	0	0		77,884,154											85,185,184
Temporary equity, shares outstanding				77,884,154				77,884,154			85,185,184
Series A Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001										$ 0.27
Temporary equity, shares authorized	0	0		33,382,717
Temporary equity, shares issued	0	0		33,382,717											37,037,035
Temporary equity, shares outstanding	0	0		33,382,717				33,382,717			37,037,035
Series A-1 Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001		$ 0.2824						$ 0.2824	$ 0.2824
Temporary equity, shares authorized	0	0		76,803,194
Temporary equity, shares issued	0	0		76,803,194			885,269						6,347,117	69,570,808
Temporary equity, shares outstanding	0	0		76,803,194				75,917,925			75,917,925
Series B-1 Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001							$ 0.4018
Temporary equity, shares authorized	0	0		7,467,196
Temporary equity, shares issued	0	0		7,467,196								7,467,196
Temporary equity, shares outstanding	0	0		7,467,196				7,467,196			7,467,196
Series B-2 Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001							$ 0.4727
Temporary equity, shares authorized	0	0		40,228,492
Temporary equity, shares issued	0	0		40,228,492								40,228,492
Temporary equity, shares outstanding	0	0		40,228,492				40,228,492			40,228,492
Series C-1 Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001					$ 0.9366
Temporary equity, shares authorized	0	0		57,653,035
Temporary equity, shares issued	0	0		57,653,035						57,653,035
Temporary equity, shares outstanding	0	0		57,653,035				57,653,035
Series C-2 Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001
Temporary equity, shares authorized	0	0		10,224,598
Temporary equity, shares issued	0	0		10,224,598					10,224,598
Temporary equity, shares outstanding	0	0		10,224,598				10,224,598
Series D-1 Convertible Redeemable Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.0001			0.0001
Temporary equity, shares authorized	0	0		42,329,835
Temporary equity, shares issued	0	0		42,329,835		42,329,835	42,329,835
Temporary equity, shares outstanding	0	0		42,329,835
Class B ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001			0.0001
Ordinary shares authorized	73,973,970	73,973,970		0
Ordinary shares issued	73,973,970	73,973,970	73,973,970	0
Ordinary shares outstanding	73,973,970	73,973,970	73,973,970	0
Class A ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001			$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809		0
Ordinary shares issued	452,898,177	452,898,177		0
Ordinary shares outstanding	443,533,171	443,533,171		0